LEASES - (Lessee) Operating Lease Cost and Other Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease cost
Operating lease cost	$ 124	$ 117
Sublease income	(13)	(11)
Net operating lease cost	111	106
Cash paid for amounts included in the measurement of operating lease liabilities	77	76
ROU assets obtained in exchange for new operating lease liabilities	$ 14	$ 9
Weighted average remaining lease term	10 years	10 years
Weighted average discount rate	3.50%	3.50%